Related Party Transactions (Details Narrative) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 19, 2015	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Officer compensation		$ 397,795	$ 718,532	$ 1,207,124	$ 1,551,382	$ 2,126,243	$ 1,889,136
Consulting fees		414,443	282,189	867,723	905,002	1,013,690	871,228
Matthew Banks [Member]
Director fees		9,000	7,500	26,500	20,000
Comms Watch Pty Ltd [Member]
Director fees						4,500	20,000
Clem Tacca [Member]
Consulting fees		40,000	66,852	40,000	257,266	318,857	321,951
Ascendant SC Pty Ltd [Member]
Consulting fees		14,000	0	82,886	44,750	66,098	22,000
Director fees						10,000
Ascendant SC Pty Ltd [Member] | Series G Preferred Stock [Member]
Director fees	$ 25,000
Frank Wilkie [Member]
Consulting fees		33,200	124,454	120,404	373,954	419,204	150,473
Repayment of consulting fees						70,250
Frank Wilkie [Member] | Series G Preferred Stock [Member]
Bonus offset against common stock subscription	224,500
Frank Wilkie [Member] | Common Stock [Member]
Bonus offset against common stock subscription	$ 124,454
Judith Willoughby [Member]
Bonus offset against common stock subscription						20,000
Consulting fees		37,500	50,000	50,700	50,000	75,000	0
Repayment of consulting fees						55,000
VP Corporate Finance [Member]
Officer compensation						121,721	155,573
Bonus offset against common stock subscription						14,029	67,112
Chief Executive Officer [Member]
Officer compensation		250,000	475,000	750,000	975,000	1,300,000	1,300,000
Bonus offset against common stock subscription						220,079	1,000,000
Bonus offset against related party advance						4,921
Bonus offset against preferred stock subscription							85,989
Deferred salary							106,588
Chief Executive Officer [Member] | Harold Hansen [Member]
Director fees							0
Chief Operating Officer [Member]
Officer compensation		$ 57,500	79,231	$ 172,500	188,846	250,000	220,000
Bonus offset against common stock subscription						20,000
Director [Member] | Gilmour & Company Pty Ltd [Member]
Consulting fees			$ 7,500		$ 20,000	27,500	29,538
Director [Member] | Matthew Banks [Member]
Consulting fees						20,000
Director fees						27,500	0
Director [Member] | Harold Hansen [Member]
Director fees						27,500	$ 0
Director [Member] | Ian Banks[Member] | Matthew Banks [Member]
Bonus offset against common stock subscription						$ 7,500